Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between compensation actually paid to named executives and company performance. In this section, we refer to “compensation actually paid” and other terms used in the applicable SEC rules. For information concerning the company’s compensation philosophy and how the company aligns executive compensation with its financial and operational performance, refer to the Incentive Compensation starting on page 41. We refer collectively to awards of RSUs, PSUs, performance shares and stock options as equity awards in this Pay versus Performance section.

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR(1)	SUMMARY COMPENSATION TABLE FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)(2)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVES(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVES(1)(2)		TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(4)	NET INCOME ($M)(5)	COMPANY-SELECTED PERFORMANCE MEASURE: FREE CASH FLOW ($M)(5)(6)
2024	$88,954,586	$284,666,600	(3)	$8,750,322	$16,162,691	(3)	$307	$176	$6,556	$6,089
2023	$14,698,285	$182,548,275		$7,708,170	$24,033,475		$186	$150	$9,443	$5,150
2022	$8,198,024	$(23,798,500)		$8,969,318	$3,579,820		$95	$127	$292	$4,758
2021	$22,663,449	$21,302,944		$8,584,656	$7,655,599		$107	$134	$(6,591)	$1,889
2020	$73,192,032	$115,891,919		$14,595,432	$15,948,471		$97	$111	$5,546	$635

Company Selected Measure Name	Free cash flow
Named Executive Officers, Footnote
(1)	The named executives included in the above table were:

YEAR	PRINCIPAL EXECUTIVE OFFICER (PEO)	NON-PEO NAMED EXECUTIVES
2024	H. Lawrence Culp, Jr.	Rahul Ghai, Russell Stokes, Christian Meisner, John Phillips, III, L. Kevin Cox, Michael Holston
2023	H. Lawrence Culp, Jr.	Rahul Ghai, Carolina Dybeck Happe, Russell Stokes, Michael Holston, L. Kevin Cox
2022	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Peter Arduini, Russell Stokes
2021	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, John Slattery, Russell Stokes, Kieran Murphy
2020	H. Lawrence Culp, Jr.	Carolina Dybeck Happe, Jamie Miller, Kieran Murphy, John Slattery, Scott Strazik

Peer Group Issuers, Footnote [Text Block]
(4)	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our Annual Report on Form 10-K for 2024 in accordance with Regulation S-K Item 201(e). For GE Aerospace and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 88,954,586	$ 14,698,285	$ 8,198,024	$ 22,663,449	$ 73,192,032
PEO Actually Paid Compensation Amount	$ 284,666,600	182,548,275	(23,798,500)	21,302,944	115,891,919
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON- PEOs
TOTAL REPORTED IN 2024 SUMMARY COMPENSATION TABLE	$88,954,586	$8,750,322
Less, value of equity awards reported in the Summary Compensation Table	78,281,883	3,887,581
Add, year-end value of equity awards granted in 2024 that are unvested and outstanding	116,952,636	4,709,631
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	8,881,470	3,007,613
Add, fair market value of equity awards granted in 2024 and that vested in 2024	-	-
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2024	148,795,556	3,547,838
Less, prior year-end fair value of prior year equity awards that failed to vest in 2024	-	-
Add, dividends and dividend equivalent payments paid during 2024 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	1,325,765	631
Add, service cost for defined benefit and pension plans	690,000	35,500
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2024	$284,666,600	$16,162,691

  Certain columns may not add due to the use of rounded numbers.

Non-PEO NEO Average Total Compensation Amount	$ 8,750,322	7,708,170	8,969,318	8,584,656	14,595,432
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,162,691	24,033,475	3,579,820	7,655,599	15,948,471
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO named executives reflects the following adjustments required by the applicable SEC rules from Total compensation reported in the Summary Compensation Table:
	PEO	AVERAGE OF NON- PEOs
TOTAL REPORTED IN 2024 SUMMARY COMPENSATION TABLE	$88,954,586	$8,750,322
Less, value of equity awards reported in the Summary Compensation Table	78,281,883	3,887,581
Add, year-end value of equity awards granted in 2024 that are unvested and outstanding	116,952,636	4,709,631
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	8,881,470	3,007,613
Add, fair market value of equity awards granted in 2024 and that vested in 2024	-	-
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2024	148,795,556	3,547,838
Less, prior year-end fair value of prior year equity awards that failed to vest in 2024	-	-
Add, dividends and dividend equivalent payments paid during 2024 on unvested equity awards	-	-
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	1,325,765	631
Add, service cost for defined benefit and pension plans	690,000	35,500
Add, prior service cost for defined benefit and pension plans	-	-
Compensation Actually Paid for Fiscal Year 2024	$284,666,600	$16,162,691

  Certain columns may not add due to the use of rounded numbers.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The chart below depicts compensation actually paid and the cumulative TSR of GE Aerospace and the S&P 500 Industrials Index for the five years shown. A significant portion of our executive compensation program comprises equity awards, and compensation actually paid for such years was most strongly affected by our stock price performance, as reflected in the equity award valuations required by SEC rules. For 2024, our stock price increased 69% year over year, compared to 16% for our peer group, the S&P 500 Industrials Index, resulting in our TSR increasing by more than 1.5x for 2024 and our five-year total TSR ending significantly higher than that of our peer group. This performance resulted in a substantial increase in our PSU award valuations included in the calculation of compensation actually paid for 2024, including the value of unvested and outstanding equity awards granted in 2024 and the change in value of prior year equity awards that vested in 2024. Conversely, our TSR performance being below that of the peer group for 2020, 2021 and 2022 adversely affected our named executives’ equity award compensation in two of the years shown. Under those awards’ respective terms, our TSR performance resulted in the cancellation of the 2020 PSU awards, which had no payout due to three-year TSR performance, and a downward adjustment to the value of the 2021 PSU awards, for which three-year TSR performance is a modifier.

Compensation Actually Paid vs. Net Income [Text Block]

Net income is not a financial performance measure that we use in the compensation program design for our named executives. Accordingly, there is not a direct relationship between the compensation actually paid to our named executives and net income. In addition, a meaningful portion of incentive compensation for our named executives who are leaders of a business is tied to the financial performance of that business, rather than enterprise-wide performance measures such as net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

A significant portion of our compensation program is linked to our free cash flow performance for the total company and the applicable business, as described in the Compensation Discussion & Analysis section of this proxy statement. While our free cash flow performance improved sequentially in each of the five years shown, there is not a direct relationship with compensation actually paid because compensation actually paid more strongly reflects the required adjustments for equity award valuations under SEC rules.

Tabular List [Table Text Block]

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The financial performance measures to the right represent the most important financial performance measures that were used to determine the compensation actually paid to our named executives in 2024.

Most Important Financial Performance Measures
Free Cash Flow*
Adjusted Revenue Growth*
Operating Profit*
Adjusted Earnings per Share*

*	Non-GAAP Financial Measure

Total Shareholder Return Amount	$ 307	186	95	107	97
Peer Group Total Shareholder Return Amount	176	150	127	134	111
Net Income (Loss) Attributable to Parent	$ 6,556,000,000	$ 9,443,000,000	$ 292,000,000	$ (6,591,000,000)	$ 5,546,000,000
Company Selected Measure Amount	6,089,000,000	5,150,000,000	4,758,000,000	1,889,000,000	635,000,000
PEO Name	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.	H. Lawrence Culp, Jr.
Additional 402(v) Disclosure [Text Block]

In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table. The calculation of compensation actually paid in each of the years shown reflects required adjustments to equity award valuations under SEC rules, which were in turn impacted by our stock price performance and cancellation of performance-based awards that did not meet their established thresholds. When the committee selected performance measures in support of the design of our 2024 executive compensation program, it focused on factors that it believes will further the company’s and business units’ goals for the year, align with GE Aerospace’s long-term strategic objectives and contribute to the creation of long-term shareholder value, including our ability to generate free cash flow, adjusted revenue growth and operating profit (as applicable), as well as our adjusted earnings per share and operational measures such as safety performance. For more information about these factors and decisions that impacted the 2024 compensation of our named executive officers, see the Compensation Discussion & Analysis section of this proxy statement.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow*
Non-GAAP Measure Description [Text Block]
(5)	For 2020, 2021 and 2022, the financial performance results included in the table reflect our financial performance prior to the spin-off of GE HealthCare and do not reflect the reclassification of our HealthCare business into discontinued operations or the adoption of certain accounting standards updates. For 2020, 2021, 2022 and 2023, the financial performance results included in the table reflect our financial performance prior to the spin-off of GE Vernova and do not reflect the reclassification of our GE Vernova business into discontinued operations.
(6)	Free cash flow is the financial measure from the tabular list of Most Important Financial Measures below, which represents the most important performance measure used to link compensation actually paid to our named executives in 2024 to the company’s performance. Free cash flow is a non-GAAP financial measure. For information on why the company reports free cash flow and how it is calculated, refer to the Explanation of Non-GAAP Financial Measures and Performance Metrics on page 65.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue Growth*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit*
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings per Share*
Less Value Of Equity Awards Reported In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 78,281,883
Less Value Of Equity Awards Reported In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,887,581
Add Year End Value Of Equity Awards Granted In 2024 That Are Unvested And Outstanding [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	116,952,636
Add Year End Value Of Equity Awards Granted In 2024 That Are Unvested And Outstanding [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,709,631
Add Change In Fair Value From Prior Year End Of Prior Year Equity Awards That Are Unvested And Outstanding [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,881,470
Add Change In Fair Value From Prior Year End Of Prior Year Equity Awards That Are Unvested And Outstanding [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,007,613
Add Fair Market Value Of Equity Awards Granted In [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Fair Market Value Of Equity Awards Granted In [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Change In Fair Value From Prior Year End Of Prior Year Equity Awards That Vested In 2024 [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	148,795,556
Add Change In Fair Value From Prior Year End Of Prior Year Equity Awards That Vested In 2024 [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,547,838
Less Prior Year End Fair Value Of Prior Year Equity Awards That Failed To Vest [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Less Prior Year End Fair Value Of Prior Year Equity Awards That Failed To Vest [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Dividends And Dividend Equivalent Payments Paid During 2024 On Unvested Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Dividends And Dividend Equivalent Payments Paid During 2024 On Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Less Change In Present Value Of Accumulated Pension Plan Benefits Reported In The Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,325,765
Less Change In Present Value Of Accumulated Pension Plan Benefits Reported In The Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	631
Add Service Cost For Defined Benefit And Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	690,000
Add Service Cost For Defined Benefit And Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	35,500
Add Prior Service Cost For Defined Benefit And Pension Plans [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(0)
Add Prior Service Cost For Defined Benefit And Pension Plans [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (0)